Components of other comprehensive income (loss) - Summary of Movement on Components of Other Comprehensive Loss (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Controlling interest:
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	$ (967,609)	$ (57)	$ (4,707,276)	$ 4,560,869
Translation effect by discontinued operations			5,193,281	(829,163)
Asset's revaluation surplus net of deferred taxes	868,456
Total equity attributable to equity holders of the parent [member]
Controlling interest:
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	(967,609)		(4,707,276)	4,560,869
Translation effect of foreign entities	(37,399,680)		(31,086,965)	(4,837,206)
Translation effect by discontinued operations	0		5,193,281	(829,163)
Remeasurement of defined benefit plan, net of deferred taxes	(3,662,102)		(4,599,407)	11,100,835
Asset's revaluation surplus net of deferred taxes	497,628
Non-controlling interest of the items above	(3,885,410)		(3,734,066)	(2,135,886)
Other comprehensive income (loss)	$ (45,417,173)		$ (38,934,433)	$ 7,859,449